UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                             (Zip code)

Christopher E. Kashmerick
Unified Fund Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:   317-917-7000

Date of fiscal year end:   10/31

Date of reporting period: 8/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Bell Worldwide Trends Fund
Schedule of Investments
August 31, 2010
(Unaudited)

	Shares	Value
Exchange-Traded Funds - 98.57%
Claymore/Beacon Spin-Off ETF	3,050	$57,859
Claymore/Zacks Multi-Asset Income Index ETF	5,520	101,071
Cohen & Steers Global Realty Majors ETF	5,535	178,958
First Trust Dow Jones Internet Index Fund (a)	3,460	90,860
Global X/InterBolsa FTSE Columbia 20 ETF / The	1,940	79,462
Industrial Select Sector SPDR Fund	3,700	104,303
iShares MSCI All Country Asia ex-Japan Index Fund	1,030	56,063
iShares MSCI Chile Investable Market Index Fund	370	25,031
iShares MSCI Mexico Investable Market Index Fund	410	19,717
iShares MSCI Singapore Index Fund	4,385	53,322
iShares MSCI Sweden Index Fund	2,180	52,887
iShares MSCI Thailand Investable Market Index Fund	470	26,000
iShares MSCI Turkey Investable Market Index Fund	910	55,019
Market Vectors Gold Miners ETF	1,426	76,448
Market Vectors Indonesia Index ETF	870	66,059
PowerShares Dynamic Media Portfolio	4,400	48,224
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	2,770	137,170
PowerShares QQQ	2,833	123,320
RevenueShares Mid Cap Fund	4,025	93,501
Rydex S&P 500 Pure Growth ETF	2,635	88,852
Rydex S&P Equal Weight Consumer Discretionary ETF	2,117	76,254
Rydex S&P Mid Cap 400 Pure Growth ETF	2,800	165,284
SPDR Barclays Capital High Yield Bond ETF	2,250	87,615
SPDR KBW Insurance ETF	1,600	58,064
Vanguard REIT ETF	3,615	181,834
WisdomTree Emerging Markets SmallCap Dividend Fund	1,790	81,463

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,074,348)		2,184,640

Money Market Securities - 1.72%
Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.32% (b)	38,057	38,057

TOTAL MONEY MARKET SECURITIES (Cost $38,057)		38,057

TOTAL INVESTMENTS (Cost $2,112,405) - 100.29%		$2,222,697

Liabilities in excess of other assets - (0.29)%		(6,522)

TOTAL NET ASSETS - 100.00%		$2,216,175

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at August 31, 2010.

Tax Related
Unrealized appreciation		$147,492
Unrealized depreciation		(37,200)
Net unrealized appreciation		$110,292

Aggregate cost of securities for income tax purposes		$2,112,405

See accompanying notes which are an integral part of these financial statements.

Bell Worldwide Trends Fund
Notes to the Schedule of Investments
August 31, 2010
(Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Bell Worldwide Trends Fund
Notes to the Schedule of Investments - continued
August 31, 2010
(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at August 31, 2010, in valuing the Fund’s investments:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange-Traded Funds	$2,184,640	$-	$-	$2,184,640
Money Market Securities	38,057	-	-	38,057
Total	$2,222,697	$-	$-	$2,222,697

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Leeb Focus Fund
Schedule of Investments
August 31, 2010
(Unaudited)

Common Stocks - 89.07%	Shares	Value

Agriculture Chemicals - 2.06%
Potash Corporation of Saskatchewan, Inc.	1,430	$210,567

Beverages - 3.83%
Coca-Cola Co. / The	7,000	391,440

Commercial Banks - 2.45%
Toronto-Dominion Bank / The	3,700	249,787

Computer Storage Devices - 2.14%
EMC Corp. (a)	12,000	218,880

Crude Petroleum & Natural Gas - 6.39%
CNOOC, Ltd. (b)	3,700	382,095
Occidental Petroleum Corp.	3,700	270,396
		652,491

Drilling Oil & Gas Wells - 1.43%
Nabors Industries, Ltd. (a)	9,300	145,824

Electronic Computer - 4.53%
Apple, Inc. (a)	1,900	462,403

Fire, Marine & Casualty Insurance - 2.31%
Berkshire Hathaway, Inc. - Class B (a)	3,000	236,340

Gold & Silver Ores - 5.90%
Barrick Gold Corp.	5,600	261,856
Silver Wheaton Corp. (a)	15,100	340,656
		602,512

Gold Mining - 4.61%
Newcrest Mining Ltd. (b)	8,400	278,460
Osisko Mining Corp. (a)	14,500	192,560
		471,020

Metal Mining - 6.75%
BHP Billiton Ltd. (b)	3,700	246,161
Southern Copper Corp.	6,500	196,560
Vale SA (a) (b)	9,200	246,100
		688,821

National Commerical Banks - 4.38%
BB&T Corp.	11,700	258,804
Wells Fargo & Co.	8,000	188,400
		447,204

See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments - continued
August 31, 2010
(Unaudited)

Common Stocks - 89.07% - continued	Shares	Value

Oil, Gas Field Services - 3.13%
Schlumberger, Ltd.	6,000	$319,980

Petroleum Refining - 2.46%
ConocoPhillips	4,800	251,664

Pharmaceutical Preparations - 3.96%
Teva Pharmaceutical Industries Ltd. (b)	8,000	404,640

Radio & TV Broadcasting & Communications Equipment - 2.70%
QUALCOMM, Inc.	7,200	275,832

Retail - Catalog & Mail-Order Houses - 3.54%
Amazon.com, Inc. (a)	2,900	362,007

Retail - Drug Stores & Proprietary Stores - 4.46%
CVS Caremark Corp.	5,200	140,400
Express Scripts, Inc. (a)	7,400	315,240
		455,640

Retail - Variety Stores - 3.14%
Wal-Mart Stores, Inc.	6,400	320,896

Search, Detection, Navigation, Guidance, & Aeronautical Systems - 2.54%
Raytheon Co.	5,900	259,128

Semiconductors & Related Devices - 2.26%
Intel Corp.	13,000	230,360

Services - Business Services - 3.85%
Visa, Inc. - Class A	5,700	393,186

Services - Computer Programming Services - 1.97%
Cognizant Technology Solutions Corp. - Class A (a)	3,500	201,618

Services - General Medical & Surgical Hospitals - 2.43%
Universal Health Services, Inc. - Class B	7,900	248,060

Services - Prepackaged Software - 2.21%
Microsoft Corp.	9,600	225,408

Wholesale-Drugs Proprietaries & Druggists' Sundries - 3.64%
McKesson Corp.	6,400	371,520

TOTAL COMMON STOCKS (Cost $9,203,521)		9,097,228

See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments - continued
August 31, 2010
(Unaudited)

Exchange-Traded Funds - 7.56%	Shares	Value

PowerShares DB Base Metals Fund (a)	8,700	$174,087
SPDR Gold Trust (a)	4,900	598,192

TOTAL EXCHANGE-TRADED FUNDS (Cost $613,989)		772,279

Real Estate Investment Trusts - 2.10%

Washington Real Estate Investment Trust	7,000	214,480

REAL ESTATE INVESTMENT TRUSTS (Cost $211,099)		214,480

Money Market Securities - 3.61%
Fidelity Institutional Money Market Portfolio - Class I - 0.32% (c)	369,083	369,083

TOTAL MONEY MARKET SECURITIES (Cost $369,083)		369,083

TOTAL INVESTMENTS (Cost $10,397,692) - 102.35%		$10,453,070

Liabilities in excess of other assets - (2.35)%		(240,661)

TOTAL NET ASSETS - 100.00%		$10,212,409

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at August 31, 2010.

Tax Related
Gross unrealized appreciation		$1,067,815
Gross unrealized depreciation		(1,012,437)
Net unrealized appreciation		$55,378

Aggregate cost of securities for income tax purposes		$10,397,692

See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Related Notes to the Schedule of Investments
August 31, 2010
(Unaudited)

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety

Equity securities, including common stocks, American Depositary Receipts, exchange-traded funds and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.

Leeb Focus Fund
Related Notes to the Schedule of Investments – continued
August 31, 2010
 (Unaudited)

A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2010:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$7,539,772	$-	$-	$7,539,772

American Depositary Receipts*	1,557,456	-	-	1,557,456

Exchange-Traded Funds	772,279	-	-	772,279

Real Estate Investment Trusts	214,480	-	-	214,480

Money Market Securities	369,083	-	-	369,083

Total	$10,453,070	$-	$-	$10,453,070
*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Leeb Focus Fund
Related Notes to the Schedule of Investments – continued
August 31, 2010
 (Unaudited)

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted over the life of the respective securities using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Roosevelt Multi-Cap Fund
Schedule of Investments
August 31, 2010
(Unaudited)

Common Stocks - 83.56%	Shares	Value

Consumer Discretionary - 12.26%
BorgWarner, Inc. (a)	35,491	$1,549,182
Carnival Corp.	44,162	1,376,971
Discovery Communications, Inc. - Class A (a)	75,004	2,831,401
Hasbro, Inc.	90,026	3,633,449
Johnson Controls, Inc.	76,389	2,026,600
McDonald's Corp.	35,635	2,603,493
Polo Ralph Lauren Corp.	8,889	673,253
RadioShack Corp.	135,368	2,501,601
Sotheby's	57,268	1,523,901
		18,719,851

Consumer Staples - 6.51%
Hain Celestial Group, Inc. / The (a)	65,000	1,452,100
Kraft Foods, Inc. - Class A	105,931	3,172,633
Philip Morris International, Inc.	50,308	2,587,844
TreeHouse Foods, Inc. (a)	15,365	637,648
Whole Foods Market, Inc. (a)	60,253	2,096,202
		9,946,427

Energy - 1.04%
FMC Technologies, Inc. (a)	25,719	1,590,720

Financials - 1.99%
Greenhill & Co., Inc.	17,131	1,206,536
NYSE Euronext	66,066	1,832,671
		3,039,207

Health Care - 7.38%
Bristol-Myers Squibb Co.	119,084	3,105,711
Dr. Reddy's Laboratories Ltd. (b)	64,118	1,847,240
Momenta Pharmaceuticals, Inc. (a)	34,000	491,300
Novo Nordisk A/S (b)	29,068	2,488,802
Perrigo Co.	37,466	2,135,187
Teva Pharmaceutical Industries Ltd. (b)	23,687	1,198,088
		11,266,328

Industrials - 22.71%
Avery Dennison Corp.	56,551	1,839,039
Clean Harbors, Inc. (a)	37,065	2,240,579
Continental Airlines, Inc. - Class B (a)	208,432	4,656,371
Cooper Industries PLC	40,621	1,709,738
Expeditors International of Washington, Inc.	52,962	2,096,766
Great Lakes Dredge & Dock Co.	235,000	1,185,575
Lockheed Martin Corp.	37,782	2,626,605
Owens Corning, Inc. (a)	64,052	1,742,214
Regal-Beloit Corp.	8,803	486,982
Robert Half International, Inc.	64,749	1,397,283
Roper Industries, Inc.	30,395	1,765,342
Shaw Group, Inc. / The (a)	54,978	1,781,287
Stericycle, Inc. (a)	17,390	1,139,045
Tata Motors Ltd. (b)	53,111	1,137,106
TransDigm Group, Inc.	28,096	1,626,477
Tyco International Ltd.	62,356	2,324,632
Verisk Analytics, Inc. - Class A (a)	47,577	1,323,592
Wabtec Corp.	32,120	1,366,064
Waste Management, Inc.	67,515	2,234,071
		34,678,768

See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
August 31, 2010
(Unaudited)

Common Stocks - 83.56% - continued	Shares	Value

Information Technology - 17.50%
Apple, Inc. (a)	20,218	$4,920,455
Cisco Systems, Inc. (a)	66,087	1,325,044
Cognizant Technology Solutions Corp. - Class A (a)	61,830	3,561,717
Dolby Laboratories, Inc. - Class A (a)	21,912	1,214,363
eBay, Inc. (a)	82,864	1,925,759
Infosys Technologies Ltd. (b)	22,397	1,283,124
Itron, Inc. (a)	33,836	1,827,144
Microchip Technology, Inc.	108,001	2,990,548
Monster Worldwide, Inc. (a)	146,010	1,610,490
Plexus Corp. (a)	76,662	1,764,759
WebMD Health Corp. (a)	84,390	4,298,827
		26,722,230

Materials - 12.99%
Allegheny Technologies, Inc.	80,986	3,297,750
Compass Minerals International, Inc.	23,558	1,690,287
Crown Holdings, Inc. (a)	66,114	1,841,936
Dow Chemical Co. / The	92,862	2,263,047
Ferro Corp. (a)	173,420	1,855,594
Givaudan SA (b)	114,041	2,161,077
Nalco Holding Co.	90,632	2,059,159
Novozymes A/S (b)	27,000	3,161,700
Senomyx, Inc. (a)	370,000	1,509,600
		19,840,150

Utilities - 1.18%
National Fuel Gas Company	42,000	1,805,160

TOTAL COMMON STOCKS (Cost $119,100,537)		127,608,841

Exchange-Traded Funds - 7.46%

UltraShort QQQ ProShares (a)	183,574	3,471,384
UltraShort Russell 2000 ProShares (a)	199,888	4,519,468
UltraShort S&P 500 ProShares (a)	96,058	3,394,690
		11,385,542

TOTAL EXCHANGE-TRADED FUNDS (Cost $10,710,036)		11,385,542

Limited Partnerships - 0.59%

Blackstone Group LP / The	89,265	900,684

TOTAL LIMITED PARTNERSHIPS (Cost $1,300,814)		900,684

U.S Government Securities - 1.66%

U.S. Treasury "Strips", 4.750%, 02/15/2037	6,659,000	2,535,714

TOTAL U.S. GOVERNMENT SECURITIES (Cost $2,433,470)		2,535,714

See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
August 31, 2010
(Unaudited)

	Shares	Value

Money Market Securities - 6.77%
Fidelity Institutional Money Market Portfolio, 0.32% (c)	10,331,785	$10,331,785

TOTAL MONEY MARKET SECURITIES (Cost $10,331,785)		10,331,785

TOTAL INVESTMENTS (Cost $143,876,642) - 100.04%		$152,762,566

Liabilities in excess of cash and other assets - (0.04)%		(56,935)

TOTAL NET ASSETS - 100.00%		$152,705,631

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at August 31, 2010.

Tax Related
Unrealized appreciation		15,248,129
Unrealized depreciation		(6,362,205)
Net unrealized appreciation		$8,885,924

Aggregate cost of securities for income tax purposes		$143,876,642

See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Related Notes to the Schedule of Investments
August 31, 2010
(Unaudited)

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts, exchange-traded funds, and limited partnerships are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Roosevelt Multi-Cap Fund
Related Notes to the Schedule of Investments – continued
August 31, 2010
(Unaudited)

Fixed income securities such as U.S. government securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at August 31, 2010 in valuing the Fund’s assets carried at fair value:
	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks *	$114,331,704	$-	$-	$114,331,704

American Depositary Receipts *	13,277,137	-	-	13,277,137

Exchange-Traded Funds	11,385,542	-	-	11,385,542

Limited Partnerships	900,684	-	-	900,684
		-
U.S. Government Securities		2,535,714	-	2,535,714

Money Market Securities	10,331,785	-	-	10,331,785

Total	$150,226,852	$2,535,714	$-	$152,762,566

*Refer to Schedule of Investments for industry classifications.

Roosevelt Multi-Cap Fund
Related Notes to the Schedule of Investments - continued
August 31, 2010
(Unaudited)

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2010
(Unaudited)

Shares	COMMON STOCKS - 96.72%	Value

	Consumer Discretionary - 6.95%
128,000	Bridgepoint Education, Inc. (a)	$1,653,760
37,000	Career Education Corp. (a)	648,610
700,000	Corinthian Colleges, Inc. (a)	3,416,000
10,000	Dorman Products, Inc. (a)	234,500
18,000	Group 1 Automotive, Inc. (a)	454,320
85,000	ITT Educational Services, Inc. (a)	4,527,100
370,000	Silverleaf Resorts, Inc. (a)	366,300
30,000	Skechers U.S.A., Inc. - Class A (a)	764,100
16,500	Sotheby's	439,065
65,000	Unifi, Inc. (a)	271,050
		12,774,805

	Consumer Staples - 0.11%
111,000	Ocean Bio-Chem, Inc. (a)	189,255

	Energy - 15.05%
55,000	Alpha Natural Resources, Inc. (a)	2,042,150
88,000	Apache Corp.	7,906,800
55,000	Chevron Corp.	4,078,800
16,000	Cimarex Energy Co.	1,046,720
12,500	Clayton Williams Energy, Inc. (a)	572,250
34,000	ConocoPhillips	1,782,620
10,000	Devon Energy Corp.	602,800
9,000	Exxon Mobil Corp.	532,440
185,000	Gran Tierra Energy, Inc. (a)	1,165,500
55,000	Green Plains Renewable Energy, Inc. (a)	511,500
50,000	L&L Energy, Inc. (a)	420,500
120,000	Marathon Oil Corp.	3,658,800
10,000	Murphy Oil Corp.	535,600
25,000	Nexen, Inc.	462,750
17,000	REX American Resources Corp. (a)	222,020
75,000	TransGlobe Energy Corp. (a)	537,000
110,000	VAALCO Energy, Inc. (a)	625,900
31,000	Valero Energy Corp.	488,870
18,500	World Fuel Services Corp.	472,490
		27,665,510

	Financials - 9.26%
105,000	Ameriprise Financial, Inc.	4,575,900
26,000	Arlington Asset Investment Corp. - Class A	515,840
13,000	Century Bancorp, Inc. - Class A	273,000
63,000	Citigroup, Inc. (a)	234,360
5,000	Credit Acceptance Corp. (a)	283,250
22,000	Dime Community Bancshares	274,780
20,000	Financial Institutions, Inc.	287,200
70,000	FirstCity Financial Corp. (a)	507,500
25,000	Hopfed Bancorp, Inc.	229,750
200,000	JPMorgan Chase & Co.	7,272,000
18,500	Morgan Stanley	456,765
35,000	PNC Financial Services Group, Inc.	1,783,600
35,000	TICC Capital Corp.	320,600
		17,014,545

See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
August 31, 2010
(Unaudited)

Shares	COMMON STOCKS - 96.72% - continued	Value

	Health Care - 9.09%
45,000	Cardiome Pharma Corp. (a)	$270,900
70,000	Cephalon, Inc. (a)	3,962,700
130,000	Harvard Bioscience, Inc. (a)	448,500
440,000	Impax Laboratories, Inc. (a)	6,894,800
170,000	Medicis Pharmaceutical Corp. - Class A	4,675,000
190,000	SciClone Pharmaceuticals, Inc. (a)	457,900
		16,709,800

	Industrials - 7.05%
160,000	Aceto Corp.	902,400
590,000	Advanced Battery Technologies, Inc. (a)	2,053,200
5,000	Atlas Air Worldwide Holdings, Inc. (a)	216,700
10,000	CSX Corp.	498,900
180,000	Express-1 Expedited Solutions (a)	257,400
200,000	FreeSeas, Inc. (a)	184,000
42,000	Genco Shipping & Trading Ltd. (a)	631,680
215,000	Harbin Electric, Inc. (a)	3,631,350
27,000	Hawk Corp. - Class A (a)	989,280
75,000	Hong Kong Highpower Technology, Inc. (a)	249,000
130,000	Hudson Technologies, Inc. (a)	234,000
70,000	KSW, Inc.	209,650
23,000	LGL Group, Inc. (a)	313,950
450,000	Metalico, Inc. (a)	1,408,500
28,000	Timken Co. / The	915,880
17,500	Todd Shipyards Corp.	264,775
		12,960,665

	Information Technology - 35.23%
670,000	Amkor Technology, Inc. (a)	3,396,900
40,000	Arrow Electronics, Inc. (a)	915,200
75,000	Avnet, Inc. (a)	1,717,500
73,000	AVX Corp.	907,390
18,000	Comtech Telecommunications Corp. (a)	366,660
60,000	Corning, Inc.	940,800
65,000	DDi Corp.	508,300
100,000	DragonWave, Inc. (a)	584,000
115,000	Entegris, Inc. (a)	442,750
110,000	Entropic Communications, Inc. (a)	837,100
30,000	ePlus, Inc. (a)	541,800
97,000	Fairchild Semiconductor International, Inc. (a)	749,810
130,000	FSI International, Inc. (a)	352,300
300,000	GT Solar International, Inc. (a)	2,319,000
53,000	IEC Electronics Corp. (a)	257,050
60,000	Ingram Micro, Inc. - Class A (a)	903,600
60,000	Integrated Silicon Solution, Inc. (a)	397,800
480,000	Intel Corp.	8,505,600
80,000	InterDigital, Inc. (a)	1,977,600
50,000	Intevac, Inc. (a)	471,000
36,000	Jabil Circuit, Inc.	369,000
28,000	Keithley Instruments, Inc.	259,000
440,000	Kulicke and Soffa Industries, Inc. (a)	2,525,600
33,000	Lam Research Corp. (a)	1,191,630
210,000	Micron Technology, Inc. (a)	1,357,650
45,000	MKS Instruments, Inc. (a)	776,700
26,000	Molex, Inc.	458,900
320,000	Netsol Technologies, Inc. (a)	256,000
185,000	Nova Measuring Instruments Ltd. (a)	858,400
185,000	Novellus Systems, Inc. (a)	4,310,500
580,000	ON Semiconductor Corp. (a)	3,584,400
36,000	PC Connection, Inc. (a)	234,360
305,000	RELM Wireless Corp. (a)	558,150
230,000	RF Micro Devices, Inc. (a)	1,122,400
65,000	Rudolph Technologies, Inc. (a)	513,825
31,000	SanDisk Corp. (a)	1,030,440
485,000	Seagate Technology, PLC (a)	4,913,050

See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
August 31, 2010
(Unaudited)

Shares	COMMON STOCKS - 96.72% - continued	Value

	Information Technology - 35.23% - continued
250,000	Sinohub, Inc. (a)	$517,500
140,000	Smart Modular Technologies (WWH), Inc. (a)	656,600
155,000	SMTC Corp. (a)	437,100
195,000	Teradyne, Inc. (a)	1,751,100
170,000	Texas Instruments, Inc.	3,915,100
155,000	TriQuint Semiconductor, Inc. (a)	1,077,250
49,000	Veeco Instruments, Inc. (a)	1,628,270
240,000	Vishay Intertechnology, Inc. (a)	1,845,600
17,000	Wayside Technology Group, Inc.	163,200
56,000	Western Digital Corp. (a)	1,352,400
		64,756,285

	Materials - 13.98%
12,500	A. Schulman, Inc.	227,125
22,000	Brush Engineered Materials, Inc. (a)	529,100
35,000	Cabot Corp.	995,050
280,000	Capital Gold Corp. (a)	910,000
21,000	Chase Corp.	266,700
40,000	Cliffs Natural Resources, Inc.	2,447,600
11,000	Cytec Industries, Inc.	521,730
45,000	Ferro Corp. (a)	481,500
1,005,000	Gammon Gold, Inc. (a)	7,195,800
33,000	Horsehead Holding Corp. (a)	261,360
110,000	Kraton Performance Polymers, Inc. (a)	2,972,200
20,000	OM Group, Inc. (a)	512,000
16,000	Quaker Chemical Corp.	473,760
75,000	Southern Copper Corp.	2,268,000
40,000	Steel Dynamics, Inc.	548,000
450,000	Thompson Creek Metals Co., Inc. (a)	3,861,000
30,000	UFP Technologies, Inc. (a)	288,900
20,000	Universal Stainless & Alloy Products, Inc. (a)	411,400
37,000	Worthington Industries, Inc.	526,140
		25,697,365

	TOTAL COMMON STOCKS (Cost $215,611,198)	177,768,230

	REAL ESTATE INVESTMENT TRUSTS - 1.02%

265,000	Chimera Investment Corp.	1,041,450
50,000	Cohen & Company, Inc.	229,500
45,000	Cypress Sharpridge Investments, Inc.	606,150

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,872,265)	1,877,100

	MASTER LIMITED PARTNERSHIPS - 0.29%

10,000	Alliance Resource Partners, L. P.	540,700

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $509,755)	540,700

	ROYALTY TRUSTS - 0.34%

23,000	MV Oil Trust	627,440

	TOTAL ROYALTY TRUSTS (Cost $557,622)	627,440

See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
August 31, 2010
(Unaudited)

Shares	Value
MONEY MARKET SECURITIES - 2.07%

3,799,147	Fidelity Institutional Money Market Treasury Portfolio - Class I, 0.03% (b)	$3,799,147

TOTAL MONEY MARKET SECURITIES (Cost $3,799,147)	3,799,147

TOTAL INVESTMENTS (Cost $222,349,987) - 100.44%	$184,612,617

Liabilities in excess of other assets - (0.44)%	(818,585)

TOTAL NET ASSETS - 100.00%	$183,794,032

(a) Non-income producing securities
(b) Variable rate security; the money market rate shown represents the rate at August 31, 2010.

Tax Related
Unrealized appreciation	$4,418,987
Unrealized depreciation	(42,156,357)
Net unrealized depreciation	$(37,737,370)

Aggregate cost of securities for income tax purposes	$222,349,987

See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund
Related Footnotes to the Schedule of Investments
August 31, 2010 – (Unaudited)

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts, master limited partnerships, and royalty trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Auer Growth Fund
Related Footnotes to the Schedule of Investments - continued
August 31, 2010 – (Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at August 31, 2010 in valuing the Fund’s assets carried at fair value:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks *	$177,768,230	$-	$-	$177,768,230
Real Estate Investment Trusts	1,877,100	-	-	1,877,100
Master Limited Partnerships	540,700	-	-	540,700
Royalty Trusts	627,440	-	-	627,440
Money Market Securities	3,799,147	-	-	3,799,147
Total	$184,612,617	$-	$-	$184,612,617
*Refer to Schedule of Investments for industry classifications.

Auer Growth Fund
Related Footnotes to the Schedule of Investments - continued
August 31, 2010 – (Unaudited)

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Symons Institutional Funds
Symons Capital Appreciation Institutional Fund
Schedule of Investments
August 31, 2010
(Unaudited)

Common Stocks - 93.43%	Shares	Value

Agriculture Chemicals - 2.89%
Monsanto Co.	5,150	$271,148

Beverages - 7.06%
Constellation Brands, Inc. - Class A (a)	26,250	437,325
PepsiCo, Inc.	3,500	224,630
		661,955

Crude Petroleum & Natural Gas - 2.16%
Talisman Energy, Inc.	12,950	203,056

Electric & Other Services Combined - 7.63%
Ameren Corp.	13,300	373,331
Consolidated Edison, Inc.	7,200	342,216
		715,547

Farm Machinery & Equipment - 1.07%
Lindsay Corp.	2,720	100,286

Food & Kindred Products - 7.31%
ConAgra Foods, Inc.	12,190	263,182
Flowers Foods, Inc.	9,800	253,232
Hain Celestial Group, Inc./The (a)	7,600	169,784
		686,198

Gold & Silver Ores - 2.71%
Harmony Gold Mining Co., Ltd. (b)	25,000	254,500

Grain Mill Products - 1.96%
Kellogg Co.	3,700	183,816

Miscellaneous Furniture & Fixtures - 3.30%
Kinetic Concepts, Inc. (a)	9,700	309,624

Oil & Gas Field Machinery & Equipment - 2.99%
Baker Hughes, Inc.	7,460	280,347

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.09%
Zimmer Holdings, Inc. (a)	6,150	290,095

Petroleum Refining - 2.41%
Tesoro Corp.	20,100	225,723

Pharmaceutical Preparations - 8.54%
Abbott Laboratories	7,030	346,860
Pfizer, Inc.	28,500	454,005
		800,865
Retail - Apparel & Accessory Stores - 1.90%
Aeropostale, Inc. (a)	8,350	177,855

Retail - Catalog & Mail-Order Houses - 0.99%
NutriSystem, Inc.	5,300	93,068

Retail - Computer & Computer Software Stores - 3.00%
GameStop Corp. - Class A (a)	15,700	281,501

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Capital Appreciation Institutional Fund
Schedule of Investments - continued
August 31, 2010
(Unaudited)

Common Stocks - 93.43% - continued	Shares	Value

Retail - Eating Places - 1.95%
Burger King Holdings, Inc.	11,100	$182,595

Retail - Variety Stores - 6.12%
BJ's Wholesale Club, Inc. (a)	9,500	398,620
Wal-Mart Stores, Inc.	3,505	175,741
		574,361

Savings Institutions, Not Federally Chartered - 1.81%
First Niagara Financial Group, Inc.	15,050	169,914

Semiconductors & Related Devices - 4.54%
Intel Corp.	9,650	170,998
Texas Instruments, Inc.	11,050	254,482
		425,480

Services - Business Services - 3.96%
eBay, Inc. (a)	16,000	371,840

Services - Computer Programming, Data Processing, Etc. - 2.96%
Google, Inc. - Class A (a)	616	277,212

Services - Educational Services - 0.82%
ITT Educational Services, Inc. (a)	1,440	76,694

Services - Motion Picture & Video Tape Production - 2.02%
DreamWorks Animation SKG, Inc. - Class A (a)	6,390	189,336

Services - Prepackaged Software - 2.23%
Adobe Systems, Inc. (a)	7,550	209,588

Surgical & Medical Instruments & Apparatus - 3.23%
Baxter International, Inc.	4,350	185,136
Boston Scientific Corp. (a)	22,700	117,813
		302,949

Telephone & Telegraph Apparatus - 2.32%
Research In Motion, Ltd. (RIM) (a)	5,080	217,729

Water Supply - 2.46%
Aqua America, Inc.	11,630	231,204

TOTAL COMMON STOCKS (Cost $9,750,120)		8,764,486

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Capital Appreciation Institutional Fund
Schedule of Investments - continued
August 31, 2010
(Unaudited)

Money Market Securities - 8.66%	Shares	Value

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.32% (c)	812,755	$812,755

TOTAL MONEY MARKET SECURITIES (Cost $812,755)		812,755

TOTAL INVESTMENTS (Cost $10,562,875) - 102.09%		$9,577,241

Liabilities in excess of other assets - (2.09)%		(196,396)

TOTAL NET ASSETS - 100.00%		$9,380,845

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at August 31, 2010.

Tax Related
Unrealized appreciation		$360,794
Unrealized depreciation		(1,346,428)
Net unrealized depreciation		$(985,634)

Aggregate cost of securities for income tax purposes		$10,562,875

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Value Institutional Fund
Schedule of Investments
August 31, 2010
(Unaudited)

Common Stocks - 77.97%	Shares	Value

Agriculture Chemicals - 2.70%
Mosaic Co. / The	16,790	$984,901

Agriculture Production - Crops - 3.04%
Fresh Del Monte Produce, Inc. (a)	50,420	1,107,727

Biological Products, No Diagnostic Substances - 3.29%
Amgen, Inc. (a)	23,500	1,199,440

Cigarettes - 3.28%
Philip Morris International, Inc.	23,250	1,195,980

Electric Services - 10.70%
Duke Energy Corp.	74,140	1,274,467
PPL Corp.	39,550	1,074,178
Southern Co.	42,250	1,550,153
		3,898,798

Fats & Oils - 2.25%
Bunge, Ltd.	15,450	818,850

Gold & Silver Ores - 1.96%
Gold Fields, Ltd. (b)	50,690	713,715

Grain Mill Products - 3.95%
Ralcorp Holdings, Inc. (a)	24,130	1,439,355

Heavy Construction Other Than Building Construction - Contractors - 1.61%
KBR, Inc.	25,250	585,800

Ice Cream & Frozen Desserts - 1.87%
Dean Foods Co. (a)	66,650	681,830

Meat Packing Plants - 3.21%
Smithfield Foods, Inc. (a)	72,400	1,167,812

Petroleum Refining - 1.35%
Valero Energy Corp.	31,110	490,605

Pharmaceutical Preparations - 6.81%
Eli Lilly & Co.	30,650	1,028,614
Forest Laboratories, Inc. (a)	26,950	735,466
GlaxoSmithKline plc (b)	19,200	718,080
		2,482,160

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Value Institutional Fund
Schedule of Investments - continued
August 31, 2010
(Unaudited)

Common Stocks - 77.97% - continued	Shares	Value

Radio & TV Broadcasting & Communications Equipment - 1.07%
Nokia Corp. (b)	45,400	$388,624

Retail - Eating Places - 2.24%
Wendy's/Arby's Group, Inc. - Class A	209,550	815,150

Savings Institution, Federally Chartered - 2.46%
People's United Financial, Inc.	70,350	894,852

Semiconductors & Related Devices - 3.16%
MEMC Electronic Materials, Inc. (a)	111,820	1,150,628

Services - Miscellaneous Amusement & Recreation - 2.92%
Walt Disney Co. / The	32,600	1,062,434

Services - Prepackaged Software - 6.17%
Electronic Arts, Inc. (a)	59,810	911,504
Microsoft Corp.	56,840	1,334,603
		2,246,107

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 3.09%
Procter & Gamble Co. / The	18,890	1,127,166

Sugar & Confectionery Products - 2.91%
Hershey Co. / The	22,770	1,058,122

Switchgear & Switchboard Apparatus - 2.50%
ABB, Ltd. (a) (b)	46,980	910,002

Telecommunications - 1.20%
Telecom Corp. of New Zealand, Ltd. (b)	62,205	437,923

Telephone Communications (No Radio Telephone) - 4.23%
AT&T, Inc.	57,050	1,542,061

TOTAL COMMON STOCKS (Cost $27,328,798)		28,400,042

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Value Institutional Fund
Schedule of Investments - continued
August 31, 2010
(Unaudited)

Real Estate Investment Trusts - 3.17%	Shares	Value

Annaly Capital Management, Inc.	66,450	$1,154,901

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,067,616)		1,154,901

Money Market Securities - 20.50%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.32% (c)	7,467,611	7,467,611

TOTAL MONEY MARKET SECURITIES (Cost $7,467,611)		7,467,611

TOTAL INVESTMENTS (Cost $35,864,025) - 101.64%		$37,022,554

Liabilities in excess of other assets - (1.64)%		(595,629)

TOTAL NET ASSETS - 100.00%		$36,426,925

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at August 31, 2010.

Tax Related
Unrealized appreciation		$2,758,957
Unrealized depreciation		(1,600,428)
Net unrealized appreciation		$1,158,529

Aggregate cost of securities for income tax purposes		$35,864,025

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments
August 31, 2010
(Unaudited)

Common Stocks - 81.97%	Shares	Value

Agriculture Chemicals - 0.44%
Scotts Miracle-Gro Co. / The - Class A	700	$33,061

Agriculture Production - Crops - 3.59%
Chiquita Brands International, Inc. (a)	14,200	178,352
Dole Food Co., Inc. (a)	10,450	90,288
		268,640

Arrangement of Transportation of Freight & Cargo - 1.63%
Brink's Co. / The	6,450	121,711

Bituminous Coal & Lignite Surface Mining - 0.22%
Massey Energy Co.	570	16,387

Calculating & Accounting Machines (No Electronic Computers) - 0.45%
NCR Corp. (a)	2,600	33,410

Canned Fruits, Vegetables & Preserves, Jams & Jellies - 0.62%
Del Monte Foods Co.	3,580	46,683

Chemicals & Allied Products - 1.52%
Olin Corp.	6,350	113,728

Converted Paper & Paperboard Products (No Containers/Boxes) - 0.14%
Bemis Co., Inc.	350	10,104

Crude Petroleum & Natural Gas - 1.08%
Comstock Resources, Inc. (a)	3,700	80,549

Deep Sea Foreign Transportation of Freight - 0.82%
Paragon Shipping, Inc. - Class A	16,900	61,516

Drilling Oil & Gas Wells - 0.24%
Rowan Companies, Inc. (a)	700	17,997

Electric & Other Services Combined - 1.38%
ALLETE, Inc.	2,900	103,153

Electric Services - 1.08%
Hawaiian Electric Industries, Inc.	3,350	80,467

Farm Machinery & Equipment - 1.33%
Lindsay Corp.	2,700	99,549

Fats & Oils - 1.92%
Darling International, Inc. (a)	19,050	143,256

Fire, Marine & Casualty Insurance - 1.36%
Tower Group, Inc.	4,750	101,935

Food & Kindred Products - 2.56%
Flowers Foods, Inc. / The	1,050	27,132
Hain Celestial Group, Inc. (a)	7,350	164,199
		191,331

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
August 31, 2010
(Unaudited)

Common Stocks - 81.97% - continued	Shares	Value

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 2.54%
JAKKS Pacific, Inc. (a)	12,750	$189,975

Gold & Silver Ores - 2.22%
Golden Star Resources, Ltd. (a)	35,150	166,259

Greeting Cards - 2.87%
American Greetings Corp. - Class A	11,100	214,230

Heavy Construction Other Than Building Construction - Contractors - 2.22%
Foster Wheeler AG (a)	860	18,344
Orion Marine Group, Inc. (a)	13,136	147,386
		165,730

Hospital & Medical Service Plans - 1.19%
AMERIGROUP Corp. (a)	2,400	88,560

Ice Cream & Frozen Desserts - 1.05%
Dean Foods Co. (a)	7,650	78,260

Lumber & Wood Products (No Furniture) - 1.30%
Koppers Holdings, Inc.	4,850	97,000

Magnetic & Optical Recording Media - 1.19%
Imation Corp. (a)	10,350	88,596

Metal Mining - 1.87%
Thompson Creek Metals Co., Inc. (a)	16,320	140,026

Mining, Quarrying of Nonmetallic Minerals - 2.13%
USEC, Inc. (a)	33,850	159,095

Miscellaneous Fabricated Metal Products - 0.91%
Mueller Water Products, Inc. - Class A	28,600	67,782

Perfumes, Cosmetics & Other Toilet Preparations - 2.38%
Elizabeth Arden, Inc. (a)	10,850	177,615

Photographic Equipment & Supplies - 0.85%
Avid Technology, Inc. (a)	5,750	63,710

Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 2.16%
A. Schulman, Inc.	8,900	161,713

Poultry Slaughtering and Processing - 0.35%
Sanderson Farms, Inc.	600	25,818

Oil, Gas Field Services - 1.00%
Global Industries, Ltd. (a)	16,350	74,638

Ordnance & Accessories, (No Vehicles/Guided Missiles) - 1.20%
Smith & Wesson Holding Corp. (a)	23,950	89,812

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
August 31, 2010
(Unaudited)

Common Stocks - 81.97% - continued	Shares	Value

Refuse Systems - 0.80%
US Ecology, Inc.	4,400	$59,620

Retail - Catalog & Mail-Order Houses - 1.00%
NutriSystem, Inc.	4,250	74,630

Retail - Drug Stores & Proprietary Stores - 2.26%
PetMed Express, Inc.	10,950	169,178

Retail - Family Clothing Stores - 1.75%
Children's Place Retail Stores, Inc. / The (a)	3,000	130,980

Retail - Miscellaneous Retail - 2.73%
EZCORP, Inc. - Class A (a)	11,350	204,073

Retail - Variety Stores - 1.60%
BJ's Wholesale Club, Inc. (a)	2,850	119,586

Secondary Smelting & Refining of Nonferrous Metals - 1.59%
OM Group, Inc. (a)	4,650	119,040

Semiconductors & Related Devices - 5.42%
GT Solar International, Inc. (a)	32,750	253,157
Monolithic Power Systems, Inc. (a)	4,360	71,548
Tessera Technologies, Inc. (a)	5,300	80,560
		405,265

Services - Computer Integrated Systems Design - 2.09%
Sykes Enterprises, Inc. (a)	7,000	83,720
SYNNEX Corp. (a)	3,150	72,639
		156,359

Services - Educational Services - 0.93%
American Public Education, Inc. (a)	2,800	69,580

Services - Engineering Services - 1.19%
Teledyne Technologies, Inc. (a)	2,450	88,641

Services - Skilled Nursing Care Facilities - 1.53%
Sun Healthcare Group, Inc. (a)	14,100	114,210

Sporting Goods - 1.18%
Callaway Golf Co.	14,100	88,125

State Commercial Banks - 1.05%
First Financial Bankshares, Inc.	1,750	78,173

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
August 31, 2010
(Unaudited)

Common Stocks - 81.97% - continued	Shares	Value

Surgical & Medical Instruments & Apparatus - 1.44%
Hill-Rom Holdings, Inc.	3,350	$107,535

Telephone Communications (No Radio Telephone) - 3.35%
Alaska Communications Systems Group, Inc.	16,800	162,288
NTELOS Holdings Corp.	5,450	88,181
		250,469

Wholesale - Groceries & General Line - 4.25%
United Natural Foods, Inc. (a)	9,150	317,871

TOTAL COMMON STOCKS (Cost $6,095,674 )		6,125,631

Real Estate Investment Trusts - 2.54%

Capstead Mortgage Corp.	8,400	97,608
Colony Financial, Inc.	5,200	92,144

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $196,961)		189,752

Money Market Securities - 16.92%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.32% (b)	1,264,276	1,264,276

TOTAL MONEY MARKET SECURITIES (Cost $1,264,276)		1,264,276

TOTAL INVESTMENTS (Cost $7,556,911) - 101.43%		$7,579,659

Liabilities in excess of other assets - (1.43)%		(106,920)

TOTAL NET ASSETS - 100.00%		$7,472,739

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at August 31, 2010.

Tax Related
Unrealized appreciation		$482,683
Unrealized depreciation		(459,935)
Net unrealized appreciation		$22,748

Aggregate cost of securities for income tax purposes		$7,556,911

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Related Notes to the Schedule of Investments
August 31, 2010
(Unaudited)

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on level input that is most significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts, and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Symons Institutional Funds
Related Notes to the Schedule of Investments
August 31, 2010
(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired), or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Symons Capital Appreciation Institutional Fund’s investments as of August 31, 2010:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$8,509,986	$-	$-	$8,509,986

American Depositary Receipts*	254,500	-	-	254,500

Money Market Securities	812,755	-	-	812,755

Total	$9,577,241	$-	$-	$9,577,241

Symons Institutional Funds
Related Notes to the Schedule of Investments
August 31, 2010
(Unaudited)

The following is a summary of the inputs used to value the Symons Value Institutional Fund’s investments as of August 31, 2010.
	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$25,231,698	$-	$-	$25,231,698

American Depositary Receipts*	3,168,344	-	-	3,168,344

Real Estate Investment Trusts	1,154,901			1,154,901

Money Market Securities	7,467,611	-	-	7,467,611

Total	$37,022,554	$-	$-	$37,022,554

The following is a summary of the inputs used to value the Symons Small Cap Institutional Fund’s investments as of August 31, 2010:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$6,125,631	$-	$-	$6,125,631

Real Estate Investment Trusts	189,752	-	-	189,752

Money Market Securities	1,264,276	-	-	1,264,276

Total	$7,579,659	$-	$-	$7,579,659

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of August 12, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By           /s/ Melissa K. Gallagher
             Melissa K. Gallagher, President

Date           10/22/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Melissa K. Gallagher
             Melissa K. Gallagher, President

Date           10/22/10

By   /s/ Christopher E. Kashmerick
       Christopher E. Kashmerick, Treasurer
Date           10/22/10__